Finance Costs - Schedule of Finance Costs (Detail) - CAD ($) $ in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021		Jun. 30, 2022	Jun. 30, 2021
Finance Costs [Abstract]
Interest Expense – Short-Term Borrowings and Long-Term Debt	$ 130	$ 136		$ 260	$ 278
Net premium (discount) on redemption of long-term debt		0		(25)	0
Interest Expense - Lease Liabilities	41	42		83	86
Unwinding of Discount on Decommissioning Liabilities	45	46		89	94
Other	12	8		18	18
Finance Costs, Including Capitalized Interest	196	232		425	476
Capitalized Interest	(1)	0		(1)	0
Total Finance Costs	$ 195	$ 232	[1]	$ 424	$ 476	[1]

[1]	See Note 3 for revisions to prior period results.